NOTE 3 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (Quarterly) (Quarterly Report [Member], USD $)	3 Months Ended		6 Months Ended		28 Months Ended	12 Months Ended				6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Dec. 31, 2013 Building [Member]	Dec. 31, 2013 Permanent Installations [Member]	Dec. 31, 2013 Machinery and Equipment [Member]	Dec. 31, 2013 Furniture, Fixtures, Equipment & Vehicles [Member]	Jun. 30, 2014 Chief Executive Officer [Member]	Jun. 30, 2014 Non Employee, Consultant [Member]	Jun. 30, 2014 Related Organization [Member]
Net Income	$ (8,398)	$ (2,209)	$ (11,313)	$ (3,614.49)	$ (22,607.81)
Cash and Cash Equivalents	$ 4,290		$ 4,290		$ 4,290
Share Based Compensation										21,600,000	2,240,000	15,200,000
Useful Life, Tangible Fixed Assets, Maximum						50 years	25 years	14 years	10 years
Useful Life, Tangible Fixed Assets, Minimum						33 years	3 years	3 years	5 years